FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of carrying value and fair value of assets and liabilities
Financial assets transferred between Levels 1, 2, and 3	$ 0